Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
One year	$ 1,327	$ 1,027
Two years	1,143	1,279
Three years	1,801	1,066
Four years	0	1,274
Total	4,271	4,646
Less: Discount adjustment	(170)	(232)
Total operating lease liabilities	4,101	4,414
Less: current portion	(1,234)	(914)
Operating lease liabilities, non-current portion	$ 2,867	$ 3,500